SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details)	1 Months Ended
	Oct. 31, 2020 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Guarantor and Issuer, Guaranteed Security [Line Items]
Cash and cash equivalents		$ 3,753,000	$ 7,329,000	$ 12,558,000	$ 1,379,000
Allowance for doubtful accounts		$ 16,529,000	$ 8,941,000
Participation Agreement
Guarantor and Issuer, Guaranteed Security [Line Items]
Collaborative agreement period	3 years
Collaborative agreement funding commitment	$ 1,000,000,000
Collaborative agreement minimum value of acquisition to be made	$ 250,000,000
Percentage of purchase price to be paid	0.50
Collaborative agreement, unlevered rate of return condition met, proportion of working interests in acquiree	59.625%
Participation Agreement | Oaktree
Guarantor and Issuer, Guaranteed Security [Line Items]
Collaborative agreement, percentage of unlevered internal rate of return to be achieved	0.10
Participation Agreement, Tranche One
Guarantor and Issuer, Guaranteed Security [Line Items]
Collaborative agreement proportion of working interests in acquiree	51.25%
Collaborative agreement funding of joint acquisitions, period	18 months
Participation Agreement, Tranche One | Oaktree
Guarantor and Issuer, Guaranteed Security [Line Items]
Collaborative agreement proportion of working interests in acquiree	48.75%
Participation Agreement, Tranche Two
Guarantor and Issuer, Guaranteed Security [Line Items]
Collaborative agreement proportion of working interests in acquiree	52.50%
Collaborative agreement funding of joint acquisitions, period	18 months
Participation Agreement, Tranche Two | Oaktree
Guarantor and Issuer, Guaranteed Security [Line Items]
Collaborative agreement proportion of working interests in acquiree	47.50%